UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22724

Exact name of registrant as specified in charter:	Prudential Global Short Duration High Yield Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	7/31/2015

Date of reporting period:	10/31/2014

Item 1. Schedule of Investments

Prudential Global Short Duration High Yield Fund, Inc.

Schedule of Investments

as of October 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 135.5%
BANK LOANS(a) — 9.2%
Automotive — 0.6%
Alliance Auto (France)	8.000%	11/26/20	EUR	3,000	$3,754,746
Schaeffler AG (Germany)	3.750%	04/30/20	EUR	814	1,014,658

					4,769,404

Building Materials & Construction — 1.0%
Materis CHRYSO SA (France)	4.838%	08/13/21	EUR	3,000	3,671,727
Materis Paints SA (France)	4.816%	08/13/21	EUR	3,000	3,693,655

					7,365,382

Cable — 0.7%
Ziggo BV (Netherlands)	3.500%	01/15/22	EUR	4,000	4,906,041

Capital Goods — 1.5%
British Car Auctions Ltd. (United Kingdom)	4.799%	02/29/20	EUR	3,000	3,728,118
CPM Acquisition Corp.	6.250%	08/29/17		3,989	3,969,476
Laureate Education, Inc.	5.000%	06/16/18		2,456	2,369,836
Neff Rental LLC	7.250%	06/09/21		1,265	1,263,947

					11,331,377

Chemicals — 0.5%
Axalta Coating Systems (US Holdings), Inc.	3.750%	02/01/20		951	934,808
Colouroz Investment 2 LLC	4.750%	09/07/21		2,800	2,730,000

					3,664,808

Energy - Other — 0.3%
Samson Co-invest I LP	5.000%	09/25/18		2,300	2,118,300

Foods — 1.2%
Agrokor DD Spv2 (Croatia), PIK	9.500%	06/04/18	EUR	4,700	5,648,316
Jacobs Douwe Egberts (Netherlands)	4.250%	07/23/21	EUR	2,900	3,595,064

					9,243,380

Gaming — 0.9%
Gala Group Finance PLC (United Kingdom)	5.510%	05/25/18	GBP	4,000	6,350,781

Healthcare & Pharmaceutical
Catalent Pharma Solutions, Inc.	6.500%	12/29/17		250	249,738

Non-Captive Finance — 2.5%
RBS WorldPay, Inc. (United Kingdom)	5.750%	11/29/19	GBP	1,800	2,880,887
Santander Asset Management (United Kingdom)	5.000%	12/17/20	GBP	1,718	2,737,711
Scandlines GmbH (Denmark)	4.510%	11/04/20	EUR	5,000	6,281,407
Scout24 AG (Germany)	4.260%	02/28/21	EUR	5,000	6,254,552

					18,154,557

TOTAL BANK LOANS (cost $72,020,044)					68,153,768

CORPORATE BONDS — 77.8%
Aerospace & Defense — 1.3%
Ducommun, Inc., Gtd. Notes(b)	9.750%	07/15/18		4,125	4,496,250
Michael Baker International, Inc., Sr. Sec’d. Notes, 144A(b)	8.250%	10/15/18		4,725	4,795,875

					9,292,125

Automotive — 1.5%
Allison Transmission, Inc., Gtd. Notes, 144A(b)	7.125%	05/15/19		725	762,156
American Axle & Manufacturing, Inc., Gtd. Notes	7.750%	11/15/19		950	1,064,000

Chrysler Group LLC/CG Co-Issuer, Inc., Sec’d. Notes(b)	8.000%	06/15/19	6,125	6,561,407
Lear Corp., Gtd. Notes(b)	8.125%	03/15/20	2,420	2,556,125

				10,943,688

Building Materials & Construction — 4.7%
Beazer Homes USA, Inc., Gtd. Notes	5.750%	06/15/19	2,050	1,962,875
Beazer Homes USA, Inc., Sr. Sec’d. Notes(b)	6.625%	04/15/18	4,000	4,170,000
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $4,662,750; purchased 07/30/14-08/12/14)(c)(d)	6.875%	08/15/18	4,500	4,673,250
D.R. Horton, Inc., Gtd. Notes(b)	6.500%	04/15/16	2,525	2,676,500
HD Supply, Inc., Gtd. Notes	11.500%	07/15/20	1,500	1,747,500
KB Home, Gtd. Notes(b)	4.750%	05/15/19	1,250	1,240,625
Lennar Corp., Gtd. Notes(b)	4.500%	06/15/19	3,125	3,181,656
Standard Pacific Corp., Gtd. Notes(b)	8.375%	05/15/18	3,050	3,530,375
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A(b)	7.750%	04/15/20	2,022	2,168,595
US Concrete, Inc., Sr. Sec’d. Notes	8.500%	12/01/18	5,500	5,885,000
Weyerhaeuser Real Estate Co., Sr. Unsec’d. Notes, 144A(b)	4.375%	06/15/19	3,875	3,855,625

				35,092,001

Cable — 5.0%
Cablevision Systems Corp., Sr. Unsec’d. Notes(b)	7.750%	04/15/18	2,065	2,300,410
Cablevision Systems Corp., Sr. Unsec’d. Notes(b)	8.625%	09/15/17	9,046	10,221,980
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(b)	7.000%	01/15/19	5,765	6,010,012
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(b)	7.250%	10/30/17	9,355	9,740,894
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(b)	8.125%	04/30/20	5,035	5,337,100
CSC Holdings LLC, Sr. Unsec’d. Notes(b)	7.875%	02/15/18	1,000	1,130,000
DISH DBS Corp., Gtd. Notes	7.875%	09/01/19	1,900	2,206,375

				36,946,771

Capital Goods — 5.9%
BlueLine Rental Finance Corp., Sec’d. Notes, 144A (original cost $1,371,875; purchased 01/16/14-02/12/14)(b)(c)(d)	7.000%	02/01/19	1,350	1,420,875
Case New Holland Industrial, Inc., Gtd. Notes(b)	7.875%	12/01/17	2,000	2,245,000
Clean Harbors, Inc., Gtd. Notes(b)	5.250%	08/01/20	950	976,125
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A (original cost $2,286,375; purchased 03/21/14-10/06/14)(b)(c)(d)	8.750%	12/15/19	2,100	2,283,750
Columbus McKinnon Corp., Gtd. Notes(b)	7.875%	02/01/19	3,150	3,291,750
Laureate Education, Inc., Gtd. Notes, 144A(b)	9.750%	09/01/19	3,900	4,017,000
Light Tower Rentals, Inc., Sr. Sec’d. Notes, 144A(b)	8.125%	08/01/19	1,175	1,157,375
Polymer Group, Inc., Sr. Sec’d. Notes(b)	7.750%	02/01/19	1,110	1,154,400
Safway Group Holding LLC/Safway Finance Corp., Sec’d. Notes, 144A(b)	7.000%	05/15/18	4,950	5,110,875
SPX Corp., Gtd. Notes(b)	6.875%	09/01/17	5,205	5,686,462
Terex Corp., Gtd. Notes(b)	6.500%	04/01/20	5,850	6,157,125
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A (original cost $6,120,000; purchased 07/28/14)(c)(d)	7.500%	02/15/19	6,000	6,090,000
United Rentals North America, Inc., Sec’d. Notes(b)	5.750%	07/15/18	3,500	3,666,250

				43,256,987

Chemicals — 1.1%
Axalta Coating Systems US Holdings Inc./Axalta Coating Systems Dutch Holding B BV, Gtd. Notes, 144A	7.375%	05/01/21	500	541,250
Hexion US Finance Corp., Sr. Sec’d. Notes	8.875%	02/01/18	2,525	2,496,594

Huntsman International LLC, Gtd. Notes(b)	8.625%		03/15/20		1,500	1,609,140
Koppers, Inc., Gtd. Notes(b)	7.875%		12/01/19		3,575	3,709,062

						8,356,046

Consumer — 2.2%
AA Bond Co. Ltd. (United Kingdom), Sec’d. Notes, RegS	9.500%		07/31/43	GBP	4,000	7,045,047
Gibson Brands, Inc., Sr. Sec’d. Notes, 144A (original cost $781,875; purchased 05/13/14)(b)(c)(d)	8.875%		08/01/18		750	720,000
Jarden Corp., Gtd. Notes(b)	7.500%		05/01/17		1,320	1,445,400
Service Corp. International, Sr. Unsec’d. Notes(b)	7.000%		06/15/17		6,615	7,226,888

						16,437,335

Electric — 1.9%
AES Corp. (The), Sr. Unsec’d. Notes(b)	3.234	%(a)	06/01/19		2,000	1,989,374
AES Corp. (The), Sr. Unsec’d. Notes(b)	8.000%		10/15/17		1,365	1,549,275
DPL, Inc., Sr. Unsec’d. Notes	6.500%		10/15/16		219	234,330
Dynegy Finance I, Inc./Dynegy Finance II, Inc., Sr. Sec’d. Notes, 144A	6.750%		11/01/19		3,600	3,726,000
Mirant Mid Atlantic LLC, Series B, Pass-Through Trust, Pass-Through Certificates(b)	9.125%		06/30/17		626	672,892
NRG Energy, Inc., Gtd. Notes(b)	7.625%		01/15/18		1,575	1,767,938
NRG Energy, Inc., Gtd. Notes(b)	8.250%		09/01/20		2,750	2,973,437
Reliant Energy Mid-Atlantic Power, Series B, Pass-Through Certificates (original cost $880,561; purchased 01/24/13-04/24/13)(b)(c)(d)	9.237%		07/02/17		797	844,374

						13,757,620

Energy - Other — 2.3%
California Resources Corp., Gtd. Notes, 144A	5.000%		01/15/20		1,100	1,116,500
Energy XXI Gulf Coast, Inc., Gtd. Notes(b)	9.250%		12/15/17		775	759,500
EP Energy LLC/EP Energy Finance, Inc., Gtd. Notes(b)	9.375%		05/01/20		2,500	2,731,250
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A (original cost $5,424,300; purchased 03/15/13-03/18/13)(b)(c)(d)	8.000%		02/15/20		4,920	5,166,000
Kodiak Oil & Gas Corp., Gtd. Notes(b)	8.125%		12/01/19		3,500	3,762,500
PHI, Inc., Gtd. Notes(b)	5.250%		03/15/19		1,475	1,457,094
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Sr. Unsec’d. Notes, 144A	5.500%		10/15/19		2,250	2,311,875

						17,304,719

Foods — 2.1%
Constellation Brands, Inc., Gtd. Notes	3.875%		11/15/19		2,750	2,791,250
Constellation Brands, Inc., Gtd. Notes(b)	7.250%		09/01/16		1,100	1,201,750
Pilgrim’s Pride Corp., Gtd. Notes(b)	7.875%		12/15/18		2,000	2,085,000
Smithfield Foods, Inc., Sr. Unsec’d. Notes	7.750%		07/01/17		1,507	1,680,305
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A(b)	5.250%		08/01/18		1,450	1,493,500
Tops Holding Corp./Tops Markets LLC, Sr. Sec’d Notes(b)	8.875%		12/15/17		5,900	6,062,250

						15,314,055

Gaming — 5.5%
Boyd Gaming Corp., Gtd. Notes(b)	9.125%		12/01/18		9,660	10,118,850
Caesars Entertainment Resort Properties LLC, Sr. Sec’d. Notes, 144A(b)	8.000%		10/01/20		1,900	1,843,000
CCM Merger, Inc., Gtd. Notes, 144A (original cost $2,135,000; purchased 05/21/14)(c)(d)	9.125%		05/01/19		2,000	2,150,000
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(b)	4.375%		11/01/18		2,370	2,435,175
Isle of Capri Casinos, Inc., Gtd. Notes(b)	7.750%		03/15/19		3,500	3,675,000
MGM Resorts International, Gtd. Notes(b)	7.500%		06/01/16		3,750	4,031,250
MGM Resorts International, Gtd. Notes(b)	7.625%		01/15/17		5,889	6,426,371

MTR Gaming Group, Inc., Sec’d. Notes	11.500%	08/01/19	1,625	1,783,438
Pinnacle Entertainment, Inc., Gtd. Notes(b)	7.500%	04/15/21	1,000	1,067,500
Pinnacle Entertainment, Inc., Gtd. Notes(b)	8.750%	05/15/20	6,750	7,171,875

				40,702,459

Healthcare & Pharmaceutical — 6.4%
Acadia Healthcare Co., Inc., Gtd. Notes(b)	12.875%	11/01/18	2,200	2,530,000
Capella Healthcare, Inc., Gtd. Notes(b)	9.250%	07/01/17	1,000	1,046,250
Capsugel SA, Sr. Unsec’d. Notes, PIK, 144A	7.000%	05/15/19	1,825	1,855,797
CHS/Community Health Systems, Inc., Gtd. Notes(b)	8.000%	11/15/19	6,608	7,136,640
Emdeon, Inc., Gtd. Notes(b)	11.000%	12/31/19	7,500	8,315,625
HCA Holdings, Inc., Sr. Unsec’d. Notes(b)	7.750%	05/15/21	2,500	2,693,750
HCA, Inc., Gtd. Notes(b)	6.500%	02/15/16	2,500	2,640,625
HCA, Inc., Gtd. Notes(b)	8.000%	10/01/18	1,300	1,491,750
HCA, Inc., Sr. Sec’d. Notes(b)	3.750%	03/15/19	3,800	3,809,500
HCA, Inc., Sr. Sec’d. Notes(b)	4.250%	10/15/19	2,875	2,921,719
MedAssets, Inc., Gtd. Notes(b)	8.000%	11/15/18	4,500	4,668,750
Tenet Healthcare Corp., Sr. Sec’d. Notes(b)	6.250%	11/01/18	1,126	1,223,117
Tenet Healthcare Corp., Sr. Unsec’d Notes, 144A	5.000%	03/01/19	1,425	1,426,781
Valeant Pharmaceuticals International, Gtd. Notes, 144A(b)	6.875%	12/01/18	5,343	5,530,005

				47,290,309

Lodging — 0.3%
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes	7.250%	03/15/18	2,150	2,413,375

Media & Entertainment — 3.2%
AMC Entertainment, Inc., Gtd. Notes(b)	9.750%	12/01/20	6,300	6,993,000
Carlson Travel Holdings, Inc., Sr. Unsec’d. Notes, PIK, 144A (original cost $2,100,000; purchased 06/26/14)(c)(d)	7.500%	08/15/19	2,100	2,105,250
Cinemark USA, Inc., Gtd. Notes(b)	7.375%	06/15/21	1,050	1,126,125
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	7.625%	03/15/20	260	274,300
Crown Media Holdings, Inc., Gtd. Notes	10.500%	07/15/19	500	547,500
LIN Television Corp., Gtd. Notes	8.375%	04/15/18	500	520,625
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A (original cost $1,875,000; purchased 07/30/13)(b)(c)(d)	5.000%	08/01/18	1,875	1,921,875
Univision Communications, Inc., Sr. Sec’d. Notes, 144A (original cost $9,233,288; purchased 06/10/14-10/01/14)(b)(c)(d)	7.875%	11/01/20	8,430	9,114,937
Wave Holdco LLC/Wave Holdco Corp., Sr. Unsec’d. Notes, PIK, 144A	8.250%	07/15/19	925	957,375

				23,560,987

Metals — 4.1%
AK Steel Corp., Sr. Sec’d. Notes(b)	8.750%	12/01/18	8,450	9,231,625
Alcoa, Inc., Sr. Unsec’d. Notes(b)	6.750%	07/15/18	2,700	3,061,689
JMC Steel Group, Inc., Sr. Notes, 144A (original cost $2,129,250; purchased 10/07/14-10/23/14)(c)(d)	8.250%	03/15/18	2,100	2,131,500
Peabody Energy Corp., Gtd. Notes(b)	6.000%	11/15/18	4,100	3,966,750
Steel Dynamics, Inc., Gtd. Notes(b)	6.125%	08/15/19	2,900	3,117,500
Westmoreland Coal Co./Westmoreland Partners, Sr. Sec’d. Notes	10.750%	02/01/18	8,100	8,484,750

				29,993,814

Non-Captive Finance — 1.9%
International Lease Finance Corp., Sr. Unsec’d. Notes(b)	8.875%	09/01/17	7,500	8,625,000
SLM Corp., Sr. Unsec’d. Notes, MTN(b)	8.450%	06/15/18	4,775	5,455,438

				14,080,438

Packaging — 2.3%
AEP Industries, Inc., Sr. Unsec’d. Notes(b)	8.250%	04/15/19	4,185	4,321,012
Beverage Packaging Holdings Luxembourg II SA, Gtd. Notes, 144A	6.000%	06/15/17	1,875	1,870,313
Greif, Inc., Sr. Unsec’d. Notes(b)	6.750%	02/01/17	865	938,525
Greif, Inc., Sr. Unsec’d. Notes(b)	7.750%	08/01/19	850	973,250
PaperWorks Industries, Inc., Sr. Sec’d. Notes, 144A(b)	9.500%	08/15/19	2,525	2,581,812
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes	9.000%	04/15/19	1,375	1,436,875
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes	9.875%	08/15/19	750	814,688
Sealed Air Corp., Gtd. Notes, 144A(b)	8.125%	09/15/19	3,685	3,993,619

				16,930,094

Pipelines & Other — 0.4%
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $2,842,188; purchased 01/10/13-02/22/13)(b)(c)(d)	6.000%	01/15/19	2,850	3,021,000

Real Estate Investment Trusts — 0.6%
CTR Partnership LP/Caretrust Capital Corp., Gtd. Notes	5.875%	06/01/21	625	637,500
Felcor Lodging LP, Sr. Sec’d. Notes(b)	6.750%	06/01/19	3,510	3,650,400

				4,287,900

Retailers — 1.0%
Academy Ltd./Academy Finance Corp., Gtd. Notes, 144A	9.250%	08/01/19	4,750	5,058,750
HT Intermediate Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	12.000%	05/15/19	425	442,000
Petco Holdings, Inc., Sr. Unsec’d. Notes, PIK, 144A (original cost $1,938,281; purchased 01/30/13)(b)(c)(d)	8.500%	10/15/17	1,875	1,884,375

				7,385,125

Technology — 15.4%
Anixter, Inc., Gtd. Notes(b)	5.625%	05/01/19	1,000	1,055,000
Avaya, Inc., Sec’d. Notes, 144A	10.500%	03/01/21	1,300	1,139,125
Brightstar Corp., Gtd. Notes, 144A (original cost $6,782,388; purchased 01/04/13-06/23/14)(b)(c)(d)	9.500%	12/01/16	6,255	6,584,639
Brightstar Corp., Sr. Unsec’d. Notes, 144A (original cost $2,770,643; purchased 07/26/13-11/13/13)(b)(c)(d)	7.250%	08/01/18	2,750	2,956,250
CDW LLC/CDW Finance Corp., Gtd. Notes(b)	8.500%	04/01/19	10,408	11,032,480
Ceridian LLC/Comdata, Inc., Gtd. Notes, 144A	8.125%	11/15/17	7,675	7,675,000
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A(b)	6.625%	06/01/20	6,355	6,688,637
First Data Corp., Gtd. Notes(b)	12.625%	01/15/21	9,560	11,543,700
First Data Corp., Sr. Sec’d. Notes, 144A(b)	7.375%	06/15/19	4,500	4,770,000
First Data Corp., Sr. Sec’d. Notes, 144A(b)	8.875%	08/15/20	1,210	1,309,825
Freescale Semiconductor, Inc., Gtd. Notes	8.050%	02/01/20	2,098	2,213,390
Freescale Semiconductor, Inc., Gtd. Notes	10.750%	08/01/20	6,296	6,878,380
iGATE Corp., Gtd. Notes	4.750%	04/15/19	1,250	1,246,875
Igloo Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A(b)	8.250%	12/15/17	3,250	3,278,438
Infor US, Inc., Gtd. Notes(b)	9.375%	04/01/19	10,200	11,092,500
Infor US, Inc., Gtd. Notes	11.500%	07/15/18	4,000	4,420,000
Interactive Data Corp., Gtd. Notes, 144A	5.875%	04/15/19	7,990	8,019,962
SunGard Data Systems, Inc., Gtd. Notes(b)	6.625%	11/01/19	740	765,900
SunGard Data Systems, Inc., Gtd. Notes(b)	7.375%	11/15/18	11,211	11,687,467
SunGard Data Systems, Inc., Gtd. Notes	7.625%	11/15/20	300	319,875
TransUnion Holding Co., Inc., Sr. Unsec’d. Notes, PIK	8.125%	06/15/18	2,200	2,288,000
TransUnion Holding Co., Inc., Sr. Unsec’d. Notes, PIK	9.625%	06/15/18	6,215	6,416,988

				113,382,431

Telecommunications — 7.0%
CenturyLink, Inc., Sr. Unsec’d. Notes(b)	5.150%		06/15/17	695	736,700
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A	14.750%		12/01/16	6,000	7,410,000
Frontier Communications Corp., Sr. Unsec’d. Notes(b)	8.250%		04/15/17	1,500	1,681,875
Level 3 Financing, Inc., Gtd. Notes(b)	8.125%		07/01/19	5,325	5,697,750
Level 3 Financing, Inc., Gtd. Notes(b)	8.625%		07/15/20	3,000	3,300,000
Level 3 Financing, Inc., Gtd. Notes, 144A	3.823	%(a)	01/15/18	1,270	1,273,175
Sprint Communications, Inc., Gtd. Notes, 144A(b)	9.000%		11/15/18	1,080	1,270,350
Sprint Communications, Inc., Sr. Unsec’d. Notes(b)	8.375%		08/15/17	13,700	15,463,875
Sprint Communications, Inc., Sr. Unsec’d. Notes(b)	9.125%		03/01/17	500	565,000
T-Mobile USA, Inc., Gtd. Notes(b)	6.464%		04/28/19	6,350	6,619,875
Windstream Holdings, Inc., Gtd. Notes(b)	7.875%		11/01/17	3,750	4,174,500
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes	10.125%		07/01/20	615	682,650
Zayo Group LLC/Zayo Capital, Inc., Sr. Sec’d. Notes(b)	8.125%		01/01/20	2,900	3,095,750

					51,971,500

Transportation — 1.7%
Hertz Corp. (The), Gtd. Notes(b)	4.250%		04/01/18	3,125	3,125,000
Hertz Corp. (The), Gtd. Notes(b)	6.750%		04/15/19	3,000	3,127,500
Hertz Corp. (The), Gtd. Notes(b)	7.500%		10/15/18	3,069	3,191,760
Kenan Advantage Group, Inc. (The), Sr. Unsec’d. Notes, 144A (original cost $3,160,738; purchased 04/15/14)(b)(c)(d)	8.375%		12/15/18	2,930	3,061,850

					12,506,110

TOTAL CORPORATE BONDS (cost $577,068,003)					574,226,889

FOREIGN BONDS — 48.5%
Argentina — 0.2%
YPF SA, Sr. Unsec’d. Notes, 144A	8.875%		12/19/18	1,255	1,311,475

Australia — 1.6%
Barminco Finance Pty Ltd., Gtd. Notes, 144A (original cost $2,500,000; purchased 05/13/13)(b)(c)(d)	9.000%		06/01/18	2,500	2,150,000
FMG Resources (August 2006) Pty Ltd., Gtd. Notes, 144A(b)	6.000%		04/01/17	1,200	1,224,000
FMG Resources (August 2006) Pty Ltd., Gtd. Notes, 144A(b)	6.875%		02/01/18	2,444	2,505,556
FMG Resources (August 2006) Pty Ltd., Gtd. Notes, 144A(b)	8.250%		11/01/19	6,000	6,225,000

					12,104,556

Belgium — 2.0%
Taminco Global Chemical Corp., Sec’d. Notes, 144A(b)	9.750%		03/31/20	13,749	15,123,900

Brazil — 2.2%
Bertin SA/Bertin Finance Ltd., Gtd. Notes, 144A(b)	10.250%		10/05/16	1,980	2,226,074
Bertin SA/Bertin Finance Ltd., Gtd. Notes, RegS(b)	10.250%		10/05/16	6,000	6,745,680
JBS Finance II Ltd., Gtd. Notes, 144A	8.250%		01/29/18	2,646	2,784,915
JBS Finance II Ltd., Gtd. Notes, RegS	8.250%		01/29/18	750	789,375
Minerva Luxembourg SA, Gtd. Notes, 144A	12.250%		02/10/22	3,325	3,840,375

					16,386,419

Canada — 4.4%
Bombardier, Inc., Sr. Unsec’d. Notes, 144A(b)	4.750%		04/15/19	1,525	1,566,938
Bombardier, Inc., Sr. Unsec’d. Notes, 144A(b)	7.500%		03/15/18	8,375	9,296,250
Cascades, Inc., Gtd. Notes(b)	7.875%		01/15/20	2,100	2,194,500
Kissner Milling Co., Ltd., Sr. Sec’d. Notes, 144A (original cost $1,800,000; purchased 05/15/14)(c)(d)	7.250%		06/01/19	1,800	1,836,000
Lundin Mining Corp., Sr. Sec’d. Notes, 144A(b)	7.500%		11/01/20	7,075	7,375,687

NCSG Crane & Heavy Haul Services, Sec’d. Notes, 144A(b)	9.500%		08/15/19		1,925	1,876,875
Telesat Canada/Telesat LLC, Gtd. Notes, 144A(b)	6.000%		05/15/17		6,740	6,947,255
Tembec Industries, Inc., Sr. Sec’d. Notes, 144A	9.000%		12/15/19		1,250	1,265,625

						32,359,130

Colombia — 0.6%
Pacific Rubiales Energy Corp., Gtd. Notes, 144A(b)	7.250%		12/12/21		4,500	4,803,750

France — 3.4%
Alcatel-Lucent USA, Inc., Gtd. Notes, 144A	4.625%		07/01/17		2,800	2,845,500
CGG SA, Sr. Unsec’d. Notes, 144A	5.875%		05/15/20	EUR	2,000	2,117,821
Dry Mix Solutions Investissements SAS, Sec’d. Notes, 144A(b)	4.334	%(a)	06/15/21	EUR	3,500	4,258,211
Financiere Quick SAS, Sr. Sec’d. Notes, 144A(b)	4.832	%(a)	04/15/19	EUR	1,525	1,700,836
Novalis SAS, Sr. Sec’d. Notes, MTN, 144A(b)	6.000%		06/15/18	EUR	2,525	3,297,413
Numericable Group SA, Sr. Sec’d. Notes, 144A(b)	4.875%		05/15/19		6,970	6,952,575
Picard Groupe SA, Sr. Sec’d. Notes, 144A(b)	4.459	%(a)	08/01/19	EUR	825	1,034,468
THOM Europe SAS, Sr. Sec’d. Notes, 144A(b)	7.375%		07/15/19	EUR	2,500	2,921,402

						25,128,226

Germany — 5.8%
BMBG Bond Finance SCA, Sr. Sec’d. Notes, 144A	5.082	%(a)	10/15/20	EUR	4,800	6,027,137
Galapagos SA, Sr. Sec’d. Notes, 144A	4.834	%(a)	06/15/21	EUR	5,000	6,088,422
Schaeffler Finance BV, Gtd. Notes, 144A(b)	3.250%		05/15/19	EUR	2,000	2,476,723
Schaeffler Holding Finance BV, Sr. Sec’d. Notes, PIK, 144A	6.250%		11/15/19		1,450	1,500,750
Schaeffler Holding Finance BV, Sr. Sec’d. Notes, PIK, 144A(b)	6.875%		08/15/18		6,150	6,442,125
Schaeffler Holding Finance BV, Sr. Sec’d. Notes, PIK, 144A(b)	6.875%		08/15/18	EUR	1,900	2,500,031
Techem GmbH, Sr. Sec’d. Notes, MTN, RegS(b)	6.125%		10/01/19	EUR	3,000	4,025,239
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Sr. Sec’d. Notes, RegS(b)	7.500%		03/15/19	EUR	2,000	2,641,111
Unitymedia KabelBW GmbH, Sec’d. Notes, RegS	9.625%		12/01/19	EUR	8,500	11,202,991

						42,904,529

Indonesia — 0.9%
Berau Capital Resources Pte Ltd., Sr. Sec’d. Notes, RegS(b)	12.500%		07/08/15		6,410	4,935,700
TBG Global Pte Ltd., Gtd. Notes, RegS	4.625%		04/03/18		500	502,500
Theta Capital Pte Ltd., Gtd. Notes, RegS	7.000%		05/16/19		800	847,007

						6,285,207

Ireland — 0.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., Gtd. Notes, 144A	6.250%		01/31/19		400	403,000
Smurfit Kappa Acquisitions, Sr. Sec’d. Notes, 144A	4.875%		09/15/18		4,038	4,159,140

						4,562,140

Italy — 3.0%
Fiat Finance & Trade SA, Ser. G, Gtd. Notes, MTN, RegS	6.375%		04/01/16	EUR	6,000	7,951,228
GCL Holdings SCA, Sec’d. Notes, RegS (original cost $1,909,277; purchased 09/25/14)(c)(d)	9.375%		04/15/18	EUR	1,400	1,829,321
Telecom Italia Capital SA, Gtd. Notes	6.999%		06/04/18		6,175	6,908,281
Wind Acquisition Finance SA, Sr. Sec’d. Notes, 144A	4.082	%(a)	07/15/20	EUR	2,000	2,461,810
Wind Acquisition Finance SA, Sr. Sec’d. Notes, 144A	6.500%		04/30/20		2,600	2,704,000

						21,854,640

Jamaica — 1.0%
Digicel Group Ltd., Sr. Unsec’d. Notes, 144A	8.250%		09/01/17		7,000	7,166,250

Luxembourg — 5.0%
ArcelorMittal, Sr. Unsec’d. Notes	6.125%		06/01/18		6,600	7,062,000
ArcelorMittal SA, Sr. Unsec’d. Notes	5.000%		02/25/17		4,400	4,598,000
ConvaTec Finance International SA, Sr. Unsec’d. Notes, PIK, 144A	8.250%		01/15/19		1,275	1,302,253
ConvaTec Healthcare E SA, Gtd. Notes, RegS	10.875%		12/15/18	EUR	3,570	4,742,165
ConvaTec Healthcare E SA, Sr. Sec’d. Notes, RegS	7.375%		12/15/17	EUR	5,000	6,500,708
GCS Holdco Finance I SA, Sr. Sec’d. Notes, RegS	6.500%		11/15/18	EUR	1,287	1,667,234
Geo Debt Finance SCA, Sr. Sec’d. Notes, 144A	7.500%		08/01/18	EUR	800	771,939
Intelsat Jackson Holdings SA, Gtd. Notes	7.250%		04/01/19		6,209	6,519,450
Telenet Finance Luxembourg SCA, Sr. Sec’d. Notes, RegS	6.375%		11/15/20	EUR	3,000	3,975,614

						37,139,363

Mexico — 0.9%
Cemex Espana Luxembourg, Sr. Sec’d. Notes, 144A(b)	9.875%		04/30/19		3,000	3,345,600
Cemex Espana SA, Sr. Sec’d. Notes, RegS	9.875%		04/30/19		1,500	1,672,800
Cemex SAB de CV, Sr. Sec’d. Notes, 144A	6.500%		12/10/19		1,315	1,408,694

						6,427,094

Netherlands — 1.9%
Carlson Wagonlit BV, Sr. Sec’d. Notes, 144A (original cost $3,016,933; purchased 04/07/14)(b)(c)(d)	7.500%		06/15/19	EUR	2,000	2,644,144
Hydra Dutch Holdings 2 BV, Sr. Sec’d. Notes, 144A (original cost $2,761,897; purchased 04/15/14)(b)(c)(d)	5.582	%(a)	04/15/19	EUR	2,000	2,355,919
NXP BV/NXP Funding LLC, Gtd. Notes, 144A(b)	3.500%		09/15/16		600	609,000
NXP BV/NXP Funding LLC, Gtd. Notes, 144A(b)	3.750%		06/01/18		1,600	1,612,000
Sensata Technologies BV, Gtd. Notes, 144A(b)	6.500%		05/15/19		6,260	6,549,525

						13,770,588

Nigeria — 0.6%
Afren PLC, Sr. Sec’d. Notes, 144A(b)	11.500%		02/01/16		3,780	3,902,850
Afren PLC, Sr. Sec’d. Notes, RegS	10.250%		04/08/19		250	260,050
Afren PLC, Sr. Sec’d. Notes, RegS(b)	11.500%		02/01/16		250	258,125

						4,421,025

Peru — 1.4%
Corp. Pesquera Inca SAC, Gtd. Notes, 144A	9.000%		02/10/17		7,041	6,977,631
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates, RegS	1.410	%(e)	05/31/18		3,443	3,226,647

						10,204,278

Poland — 2.0%
Eileme 2 AB, Sec’d. Notes, RegS	11.625%		01/31/20		1,000	1,145,000
Eileme 2 AB, Sr. Sec’d. Notes, RegS	11.750%		01/31/20	EUR	7,400	10,675,886
TVN Finance Corp. III AB, Gtd. Notes, RegS	7.875%		11/15/18	EUR	2,000	2,590,884

						14,411,770

Russia — 2.1%
Evraz Group SA, Gtd. Notes, 144A	8.250%		11/10/15		2,500	2,536,125
Evraz Group SA, Sr. Unsec’d. Notes, 144A	7.400%		04/24/17		3,000	2,977,800
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes, 144A	8.146%		04/11/18		2,000	2,209,280
Sibur Securities Ltd., Gtd. Notes, 144A	3.914%		01/31/18		2,000	1,857,500
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Sr. Unsec’d. Notes, 144A	9.125%		04/30/18		2,200	2,373,250
Vimpel Communications OJSC Via UBS Luxembourg SA, Sr. Unsec’d. Notes, RegS(d)	8.250%		05/23/16		1,800	1,876,500

Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Sr. Unsec’d. Notes, RegS	9.125%		04/30/18		1,525	1,645,094

						15,475,549

Spain — 1.4%
Abengoa Finance SAU, Gtd. Notes, RegS(b)	8.875%		02/05/18	EUR	2,000	2,731,864
Nara Cable Funding Ltd., Sr. Sec’d. Notes, 144A	8.875%		12/01/18		5,488	5,757,461
Ono Finance II PLC, Gtd. Notes, 144A	10.875%		07/15/19		1,500	1,603,200

						10,092,525

Sweden — 0.2%
Bravida Holding AB, Sr. Sec’d. Notes, 144A	5.084	%(a)	06/15/19	EUR	1,200	1,488,740

Switzerland — 2.3%
Gategroup Finance SA, Gtd. Notes, MTN, RegS	6.750%		03/01/19	EUR	3,000	3,873,732
Sunrise Communications International SA, Sr. Sec’d. Notes, MTN, RegS	7.000%		12/31/17	EUR	10,000	13,032,745

						16,906,477

United Kingdom — 4.6%
Elli Finance UK PLC, Sr. Sec’d. Notes, RegS(b)	8.750%		06/15/19	GBP	2,050	3,345,023
Equiniti Newco 2 PLC, Sec’d. Notes(b)(d)	6.313%		12/15/18	GBP	1,250	1,994,617
Gala Group Finance PLC, Sr. Sec’d. Notes, RegS(b)	8.875%		09/01/18	GBP	1,319	2,199,890
Galaxy Bidco Ltd., Sr. Sec’d. Notes, 144A	5.560	%(a)	11/15/19	GBP	2,450	3,825,186
IDH Finance PLC, Sr. Sec’d. Notes, 144A(b)	5.561	%(a)	12/01/18	GBP	1,700	2,712,679
IDH Finance PLC, Sr. Sec’d. Notes, MTN, 144A(b)	6.000%		12/01/18	GBP	3,000	4,743,889
Innovia Group Finance PLC, Sr. Sec’d. Notes, 144A(b)	5.084	%(a)	03/31/20	EUR	2,000	2,468,703
Jaguar Land Rover Automotive PLC, Gtd. Notes, 144A	4.250%		11/15/19		1,350	1,356,750
Priory Group No. 3 PLC, Sr. Sec’d. Notes, RegS(b)	7.000%		02/15/18	GBP	3,700	6,177,755
Stretford 79 PLC, Sr. Sec’d. Notes, 144A(b)	4.810	%(a)	07/15/20	GBP	3,750	5,324,578

						34,149,070

Venezuela — 0.4%
Petroleos de Venezuela SA, Gtd. Notes, RegS	8.500%		11/02/17		4,400	3,332,560

TOTAL FOREIGN BONDS (cost $374,559,234)						357,809,261

TOTAL LONG-TERM INVESTMENTS (cost $1,023,647,281)						1,000,189,918

				Shares
SHORT-TERM INVESTMENT — 0.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $2,780,122)(f)					2,780,122	2,780,122

TOTAL INVESTMENTS — 135.9% (cost $1,026,427,403)(g)						1,002,970,040
Liabilities in excess of other assets(h) — (35.9)%						(265,018,847)

NET ASSETS — 100.0%						$737,951,193

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
MTN	Medium Term Note
PIK	Payment-in-Kind
EUR	Euro
GBP	British Pound

# Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2014.
(b)	Represents security, or portion thereof, with an aggregate value of $577,811,415, segregated as collateral for amount of $289,000,000 borrowed and outstanding as of October 31, 2014.
(c)	Indicates a restricted security; the aggregate original cost of the restricted securities is $68,482,619. The aggregate value of $66,945,309 is approximately 9.1% of net assets.
(d)	Indicates a security or securities that have been deemed illiquid.
(e)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.
(g)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$1,040,731,148

Appreciation	3,263,513
Depreciation	(41,024,621)

Net Unrealized Depreciation	$(37,761,108)

The book basis may differ from tax basis due to certain tax-related adjustments.

(h)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at October 31, 2014:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Depreciation(1)(2)
British Pound,
Expiring 11/04/14	Barclays Capital Group	GBP	3,079	$4,989,792	$4,925,019	$(64,773)
Expiring 11/04/14	Barclays Capital Group	GBP	2,356	3,775,341	3,768,610	(6,731)
Expiring 11/04/14	Goldman Sachs & Co.	GBP	1,541	2,478,737	2,464,826	(13,911)
Expiring 11/04/14	Goldman Sachs & Co.	GBP	31,669	51,168,064	50,659,822	(508,242)
Expiring 12/02/14	Barclays Capital Group	GBP	461	736,925	736,825	(100)
Euro,
Expiring 11/04/14	Barclays Capital Group	EUR	987	1,247,448	1,237,230	(10,218)
Expiring 11/04/14	Barclays Capital Group	EUR	460	580,583	576,864	(3,719)
Expiring 11/04/14	Goldman Sachs & Co.	EUR	68,267	87,021,541	85,551,062	(1,470,479)
Expiring 11/04/14	JPMorgan Chase	EUR	2,442	3,102,366	3,059,753	(42,613)
Expiring 11/04/14	JPMorgan Chase	EUR	68,267	87,021,473	85,551,063	(1,470,410)
Expiring 12/02/14	Citigroup Global Markets	EUR	466	587,607	583,822	(3,785)

				$242,709,877	$239,114,896	$(3,594,981)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation(1)(2)
British Pound,
Expiring 11/04/14	Citigroup Global Markets	GBP	19,781	$32,359,122	$31,642,452	$716,670
Expiring 11/04/14	JPMorgan Chase	GBP	19,781	32,358,547	31,642,450	716,097
Expiring 12/02/14	Goldman Sachs & Co.	GBP	31,669	51,156,346	50,648,479	507,867

Forward foreign currency exchange contracts outstanding at October 31, 2014 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation(1)(2)
Euro,
Expiring 11/04/14	Citigroup Global Markets	EUR	46,420	$59,426,417	$58,172,065	$1,254,352
Expiring 11/04/14	Goldman Sachs & Co.	EUR	46,420	59,422,610	58,172,065	1,250,545
Expiring 11/04/14	JPMorgan Chase	EUR	46,421	59,438,087	58,173,810	1,264,277
Expiring 12/02/14	Goldman Sachs & Co.	EUR	68,267	87,037,926	85,566,218	1,471,708
Expiring 12/02/14	JPMorgan Chase	EUR	68,267	87,038,267	85,566,218	1,472,049

				$468,237,322	$459,583,757	$8,653,565

Cross currency exchange contracts outstanding at October 31, 2014:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)(1)(2)	Counterparty
11/04/14	Buy	GBP	917	EUR	1,163	$8,595	Deutsche Bank AG
12/02/14	Buy	EUR	5	GBP	4	(37)	Barclays Capital Group

						$8,558

(1)	Cash of $1,510,000 has been segregated to cover requirement for open forward foreign currency contracts as of October 31, 2014.
(2)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of October 31, 2014.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other significant observable inputs.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$56,311,737	$11,842,031
Corporate Bonds	—	572,709,623	1,517,266
Foreign Bonds	—	357,809,261	—
Affiliated Money Market Mutual Fund	2,780,122	—	—
Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	—	5,058,584	—
Cross Currency Exchange Contracts	—	8,558	—

Total	$2,780,122	$991,897,763	$13,359,297

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Corporate Bonds
Balance as of 7/31/14	$9,092,978	$836,409
Realized gain (loss)	59,803	—
Change in unrealized appreciation (depreciation)**	(687,710)	14,616
Purchases	—	—
Sales	(6,011,085)	—
Accrued discount/premium	2,809	—
Transfers into Level 3	9,385,236	666,241
Transfers out of Level 3	—	—

Balance as of 10/31/14	$11,842,031	$1,517,266

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

**	Of which, ($508,094) was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were three Bank Loans and one Corporate Bond transferred into Level 3 as a result of being priced using a single broker quote.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board of Directors, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a singlebroker/dealer, the cost of the investment, and broker quotes adjusted for changes in yields of comparable U.S. Government and other securities using fixed income securities valuation models.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures and options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund may invest in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities, sometimes referred to as Private Placements) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website. (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Global Short Duration High Yield Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date December 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date December 18, 2014

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date December 18, 2014

*	Print the name and title of each signing officer under his or her signature.